October 10, 2025
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:
Jefferson National Life Insurance Company
Registration Statement(s) filed on Form N-4
Jefferson National Life Annuity Account - G
Monument Advisor	333-124048
Monument Advisor Select
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 249-7005 with any questions regarding this filing.
Very truly yours,
Jefferson National Life Insurance Company
/s/ Jan Fischer
Jan Fischer
Senior Counsel
Home Office: DSPF-16, 1 Nationwide PlazaJefferson National Life Insurance Company
Columbus, OH 43215-2239Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies